PROPERTY AND EQUIPMENT - NET (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT - NET
Schedule of property and equipment reported as of balance sheet dates

Property and equipment consisted of the following at the reported Balance Sheet dates (in thousands, except years):

	Estimated
	Useful
	Lives	December 31,
	(in Years)	2022	2021
Contemporary imagery	5	$377,858	$379,837
Computer hardware purchased	3	6,783	5,639
Computer software developed for internal use	3	119,516	114,434
Leasehold improvements	2 – 20	8,361	11,459
Furniture, fixtures and studio equipment	5	10,856	15,167
Archival imagery	40	94,043	97,547
Other	3 – 4	2,352	2,439
Property and equipment		619,769	626,522
Less: accumulated depreciation		(447,686)	(455,626)
Property and equipment, net		$172,083	$170,896